Supplemental Guarantor Financial Information (Condensed Consolidated Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income	$ 808,498,000		$ 295,402,000	[1]	$ 158,442,000	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,282,228,000		337,730,000	[1]	357,347,000	[1]
Asset impairment	21,828,000		26,155,000	[1]	12,625,000	[1]
Amortization of debt issuance costs and debt, discount	79,548,000		29,633,000
Amortization of lease premium intangibles	17,967,000		8,746,000	[1]	11,577,000	[1]
Amortization of fair value adjustments on debt	(330,924,000)
Accretion of fair value adjustments on deposits and maintenance liabilities	71,806,000
Maintenance rights expense	128,919,000
Net (gain) loss on sale of assets	(37,497,000)		(41,873,000)	[1]	46,421,000	[1]
Deferred income taxes	115,859,000		21,186,000	[1]	7,695,000	[1]
Other	3,706,000		(2,513,000)	[1]	9,186,000	[1]
Net cash provided by operating activities	2,296,699,000		692,669,000	[1]	651,588,000	[1]
Purchase of flight equipment	(2,088,444,000)		(1,782,839,000)	[1]	(1,038,657,000)	[1]
Proceeds from sale or disposal of assets	569,633,000		664,415,000	[1]	781,278,000	[1]
Prepayments on flight equipment	(458,174,000)		(213,320,000)	[1]	(36,124,000)	[1]
Acquisition of ILFC, net of cash acquired	(195,311,000)
Capital contributions to equity investments			(13,180,000)	[1]
Collections of finance and sales-type leases	57,958,000		2,209,000	[1]	5,128,000	[1]
Movement in restricted cash	282,523,000		7,866,000	[1]	(58,131,000)	[1]
Net cash used in investing activities	(1,831,815,000)		(1,334,849,000)	[1]	(346,506,000)	[1]
Issuance of debt	5,411,602,000		2,299,706,000	[1]	1,297,087,000	[1]
Repayment of debt	(4,826,775,000)		(1,889,194,000)	[1]	(1,213,832,000)	[1]
Debt issuance costs paid	(134,963,000)		(45,213,000)	[1]	(43,177,000)	[1]
Maintenance payments received	561,558,000		100,708,000	[1]	132,046,000	[1]
Maintenance payments returned	(286,041,000)		(56,909,000)	[1]	(49,728,000)	[1]
Lessee deposit liability	848,332,000		92,660,000
Security deposits received	107,332,000		23,364,000	[1]	25,624,000	[1]
Security deposits returned	(98,656,000)		(15,032,000)	[1]	(21,855,000)	[1]
Repurchase of shares					(320,093,000)	[1]
Net cash provided by (used in) financing activities	734,057,000		417,430,000	[1]	(193,928,000)	[1]
Net increase (decrease) in cash and cash equivalents	1,198,941,000		(224,750,000)	[1]	111,154,000	[1]
Effect of exchange rate changes	(4,086,000)		(137,000)	[1]	(1,834,000)	[1]
Cash and cash equivalents at beginning of period	295,514,000	[1]	520,401,000	[1]	411,081,000	[1]
Cash and cash equivalents at end of period	1,490,369,000		295,514,000	[1]	520,401,000	[1]
AerCap Aviation Notes [Member]
Net income	808,000,000		295,000,000		159,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,282,000,000		338,000,000		357,000,000
Asset impairment	22,000,000		26,000,000		13,000,000
Amortization of debt issuance costs and debt, discount	86,000,000		47,000,000		70,000,000
Amortization of lease premium intangibles	18,000,000		9,000,000		12,000,000
Amortization of fair value adjustments on debt	(331,000,000)
Accretion of fair value adjustments on deposits and maintenance liabilities	72,000,000
Maintenance rights expense	129,000,000
Net (gain) loss on sale of assets	(37,000,000)		(42,000,000)		46,000,000
Deferred income taxes	116,000,000		21,000,000		8,000,000
Other	3,000,000		(3,000,000)		9,000,000
Cash flow from operating activities before changes in working capital	2,168,000,000		691,000,000		674,000,000
Working capital	129,000,000		2,000,000		(18,000,000)
Net cash provided by operating activities	2,297,000,000		693,000,000		656,000,000
Purchase of flight equipment	(2,090,000,000)		(1,783,000,000)		(1,039,000,000)
Proceeds from sale or disposal of assets	570,000,000		664,000,000		781,000,000
Prepayments on flight equipment	(458,000,000)		(213,000,000)		(36,000,000)
Acquisition of ILFC, net of cash acquired	(195,000,000)
Capital contributions to equity investments			(13,000,000)
Collections of finance and sales-type leases	58,000,000		3,000,000
Movement in restricted cash	282,000,000		8,000,000		(58,000,000)
Net cash used in investing activities	(1,833,000,000)		(1,334,000,000)		(352,000,000)
Issuance of debt	5,412,000,000		2,300,000,000		1,297,000,000
Repayment of debt	(4,827,000,000)		(1,890,000,000)		(1,214,000,000)
Debt issuance costs paid	(135,000,000)		(45,000,000)		(43,000,000)
Maintenance payments received	562,000,000		101,000,000		132,000,000
Maintenance payments returned	(286,000,000)		(57,000,000)		(50,000,000)
Security deposits received	107,000,000		23,000,000		26,000,000
Security deposits returned	(99,000,000)		(15,000,000)		(22,000,000)
Repurchase of shares					(320,000,000)
Net cash provided by (used in) financing activities	734,000,000		417,000,000		(194,000,000)
Net increase (decrease) in cash and cash equivalents	1,198,000,000		(224,000,000)		110,000,000
Effect of exchange rate changes	(4,000,000)				(2,000,000)
Cash and cash equivalents at beginning of period	296,000,000		520,000,000		412,000,000
Cash and cash equivalents at end of period	1,490,000,000		296,000,000		520,000,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Net income	810,000,000		292,000,000		164,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(882,000,000)		(315,000,000)		(176,000,000)
Amortization of debt issuance costs and debt, discount	3,000,000		1,000,000
Deferred income taxes					1,000,000
Other	43,000,000		9,000,000		7,000,000
Cash flow from operating activities before changes in working capital	(26,000,000)		(13,000,000)		(4,000,000)
Working capital	163,000,000		(136,000,000)		150,000,000
Net cash provided by operating activities	137,000,000		(149,000,000)		146,000,000
Proceeds from sale or disposal of assets	21,000,000
Net cash used in investing activities	21,000,000
Issuance of debt			150,000,000
Repayment of debt	(150,000,000)
Debt issuance costs paid			(2,000,000)
Repurchase of shares					(320,000,000)
Net cash provided by (used in) financing activities	(150,000,000)		148,000,000		(320,000,000)
Net increase (decrease) in cash and cash equivalents	8,000,000		(1,000,000)		(174,000,000)
Effect of exchange rate changes	(1,000,000)
Cash and cash equivalents at beginning of period			1,000,000		175,000,000
Cash and cash equivalents at end of period	7,000,000				1,000,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Net income	(20,000,000)		(12,000,000)		(5,000,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and debt, discount	1,000,000		1,000,000		1,000,000
Cash flow from operating activities before changes in working capital	(19,000,000)		(11,000,000)		(4,000,000)
Working capital	19,000,000		11,000,000		(291,000,000)
Net cash provided by operating activities					(295,000,000)
Issuance of debt					300,000,000
Debt issuance costs paid					(5,000,000)
Net cash provided by (used in) financing activities					295,000,000
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Net income	700,000,000		140,000,000		(49,000,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(869,000,000)		(202,000,000)		(209,000,000)
Dividends received	12,000,000		3,000,000
Depreciation and amortization	9,000,000		3,000,000		3,000,000
Amortization of debt issuance costs and debt, discount			1,000,000		6,000,000
Net (gain) loss on sale of assets	(10,000,000)		12,000,000		132,000,000
Deferred income taxes	93,000,000		6,000,000		8,000,000
Other	7,000,000
Cash flow from operating activities before changes in working capital	(58,000,000)		(37,000,000)		(109,000,000)
Working capital	1,131,000,000		100,000,000		221,000,000
Net cash provided by operating activities	1,073,000,000		63,000,000		112,000,000
Purchase of flight equipment	(1,198,000,000)
Proceeds from sale or disposal of assets	737,000,000
Prepayments on flight equipment	(2,000,000)		20,000,000		(61,000,000)
Movement in restricted cash	1,000,000
Net cash used in investing activities	(462,000,000)		20,000,000		(61,000,000)
Issuance of debt	43,000,000
Repayment of debt	(10,000,000)		(107,000,000)		(47,000,000)
Maintenance payments received	26,000,000		3,000,000		3,000,000
Security deposits received	9,000,000
Security deposits returned	(2,000,000)		(3,000,000)		(1,000,000)
Net cash provided by (used in) financing activities	66,000,000		(107,000,000)		(45,000,000)
Net increase (decrease) in cash and cash equivalents	677,000,000		(24,000,000)		6,000,000
Effect of exchange rate changes	(1,000,000)		1,000,000		(1,000,000)
Cash and cash equivalents at beginning of period	140,000,000		163,000,000		158,000,000
Cash and cash equivalents at end of period	816,000,000		140,000,000		163,000,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Net income	900,000,000		318,000,000		169,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	169,000,000		62,000,000		258,000,000
Depreciation and amortization	1,273,000,000		335,000,000		354,000,000
Asset impairment	22,000,000		26,000,000		13,000,000
Amortization of debt issuance costs and debt, discount	82,000,000		44,000,000		63,000,000
Amortization of lease premium intangibles	18,000,000		9,000,000		12,000,000
Amortization of fair value adjustments on debt	(331,000,000)
Accretion of fair value adjustments on deposits and maintenance liabilities	72,000,000
Maintenance rights expense	129,000,000
Net (gain) loss on sale of assets	(27,000,000)		(42,000,000)		(79,000,000)
Deferred income taxes	23,000,000		15,000,000		(1,000,000)
Other	(47,000,000)		(12,000,000)		2,000,000
Cash flow from operating activities before changes in working capital	2,283,000,000		755,000,000		791,000,000
Working capital	(1,184,000,000)		27,000,000		(98,000,000)
Net cash provided by operating activities	1,099,000,000		782,000,000		693,000,000
Purchase of flight equipment	(892,000,000)		(1,783,000,000)		(1,039,000,000)
Proceeds from sale or disposal of assets	(188,000,000)		664,000,000		781,000,000
Prepayments on flight equipment	(456,000,000)		(233,000,000)		25,000,000
Acquisition of ILFC, net of cash acquired	(195,000,000)
Capital contributions to equity investments			(13,000,000)
Collections of finance and sales-type leases	58,000,000		3,000,000
Movement in restricted cash	281,000,000		8,000,000		(58,000,000)
Net cash used in investing activities	(1,392,000,000)		(1,354,000,000)		(291,000,000)
Issuance of debt	5,369,000,000		2,150,000,000		997,000,000
Repayment of debt	(4,667,000,000)		(1,783,000,000)		(1,167,000,000)
Debt issuance costs paid	(135,000,000)		(43,000,000)		(38,000,000)
Maintenance payments received	536,000,000		98,000,000		129,000,000
Maintenance payments returned	(286,000,000)		(57,000,000)		(50,000,000)
Security deposits received	98,000,000		23,000,000		26,000,000
Security deposits returned	(97,000,000)		(12,000,000)		(21,000,000)
Dividends paid	(12,000,000)		(3,000,000)
Net cash provided by (used in) financing activities	806,000,000		373,000,000		(124,000,000)
Net increase (decrease) in cash and cash equivalents	513,000,000		(199,000,000)		278,000,000
Effect of exchange rate changes	(2,000,000)		(1,000,000)		(1,000,000)
Cash and cash equivalents at beginning of period	156,000,000		356,000,000		79,000,000
Cash and cash equivalents at end of period	667,000,000		156,000,000		356,000,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Net income	(1,582,000,000)		(443,000,000)		(120,000,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	1,582,000,000		455,000,000		127,000,000
Dividends received	(12,000,000)		(3,000,000)
Net (gain) loss on sale of assets			(12,000,000)		(7,000,000)
Cash flow from operating activities before changes in working capital	(12,000,000)		(3,000,000)
Net cash provided by operating activities	(12,000,000)		(3,000,000)
Dividends paid	12,000,000		3,000,000
Net cash provided by (used in) financing activities	$ 12,000,000		$ 3,000,000

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.